OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY	3 Months Ended
Jun. 30, 2025
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY

12. OFFICE LEASE – RIGHT OF USE ASSET AND LEASE LIABILITY

The Company subleases corporate offices in Vancouver, BC, from HDSI under a lease agreement dated May 1, 2021, and the lease expires on April 29, 2026.

Right-of-use asset

A summary of the changes in the right-of-use asset for the years ended March 31, 2025 and 2024 are as follows:

Right-of-use-asset	($)
Balance at March 31, 2025	21,858
Amortization	(5,044)
Balance at June 30, 2025	16,814

Lease liability

On May 1, 2021, the Company entered into the lease agreement, which resulted in the lease liability of $100,877 (undiscounted value of $134,766, discount rate used is 12.00%). This liability represents the monthly lease payment from May 1, 2021 to April 29, 2026, the end of the lease term less abatement granted by HDSI.

A summary of changes in the lease liability during the three months ended June 30, 2025 are as follows:

Lease liability	($)
Balance at March 31, 2025	28,764
Lease payment – base rent portion	(7,041)
Lease liability – accretion expense	730
Balance at June 30, 2025	22,453
Current portion	22,453
Long-term portion	-

The following is a schedule of the Company’s future lease payments (base rent portion) under the lease obligations:

Future lease payments (base rent portion only)	($)
Fiscal 2026 (July 1, 2025 to March 31, 2026)	21,124
Fiscal 2027 (April 1, 2026 to April 29, 2027) (Note 6)	2,347
Total undiscounted lease payments	23,471
Less: imputed interest	(1,018)
Lease liability as at June 30, 2025	22,453